INVENTORIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
INVENTORIES
Raw materials	$ 36,847,228	$ 13,515,011
Work-in-progress	283,080	508,117
Finished goods	1,205,900	1,196,975
Less: reserve for inventories.	(126,911)	(119,775)
Inventories, net	$ 38,209,297	$ 15,100,328